Right of Use Asset	12 Months Ended
Jun. 30, 2024
Right of Use Asset [Abstract]
RIGHT OF USE ASSET
14.	RIGHT OF USE ASSET

	30 June 2024 $	30 June 2023 $
Cost	50,063	-
Accumulated amortisation	(19,192)	-
	30,871	-

Balance at beginning of year	-	-
Additions	50,063	-
Amortisation	(19,359)	-
Foreign exchange	167	-
Balance at end of the year	30,871	-

Leased assets are capitalised at the commencement date of the lease and comprise of the initial lease liability amount, initial direct costs incurred when entering into the lease less any lease incentives received